BANK FINANCING ACTIVITIES (Details 1)	Mar. 31, 2022 USD ($)
Contractors [Abstract]
2022	$ 92,857
2023	371,429
2024	371,429
2025	371,429
2026	371,429
Thereafter	$ 866,665